Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net (loss) income	$ (28,875)	$ 6,110	$ 32,518
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation	44,859	41,059	40,385
Vessel impairment (note 4)	44,700
Gain on sale of vessels (note 4)	(93)
Amortization of deferred financing costs (note 7)	3,374	5,732	1,386
Change in fair value of derivative instruments (note 12)		(1,944)	(14,302)
Amortization of intangible liability	(2,119)	(2,119)	(2,119)
Settlements of derivative instruments which do not qualify for hedge accounting (note 12)		2,801	14,045
Share based compensation (note 13)	75	177	360
(Increase) decrease in accounts receivable and other assets	(607)	9,458	3,836
(Increase) in inventory	(160)	(553)
(Decrease) increase in accounts payable and other liabilities	(315)	7,225	(1,772)
Increase in unearned revenue	334	462
Unrealized foreign exchange (gain) loss	(14)	(11)	7
Net Cash Provided by Operating Activities	62,337	60,903	74,344
Cash Flows from Investing Activities
Cash paid for vessels (note 4)	(108,187)	(55,162)
Net proceeds from sale of vessels (note 4)	9,513
Settlements and termination of derivative instruments which do not qualify for hedge accounting (note 12)		(22,146)	(14,045)
Cash paid for other assets	(3)	(7)	(2)
Cash paid for intangible assets			(43)
Cash paid for drydockings	(2,548)	(2,765)	(2,553)
Net Cash Used in Investing Activities	(101,225)	(80,080)	(16,643)
Cash Flows from Financing Activities
Repayment of credit facilities (note 7)	(1,925)	(366,366)	(59,310)
Repurchase of secured notes (note 7)	(350)
Proceeds from drawdown of credit facilities (note 7)	75,000
Deferred financing costs incurred (note 7)	(971)	(15,779)
Variation in restricted cash (note 11)		3
Net Cash Provided by (Used in) Financing Activities	59,184	27,936	(59,310)
Net Increase (Decrease) in Cash and Cash Equivalents	20,296	8,759	(1,609)
Cash and Cash Equivalents at Start of Year	33,295	24,536	26,145
Cash and Cash Equivalents at End of Year	53,591	33,295	24,536
Supplemental Information
Total interest paid	43,103	26,298	18,782
Total income tax paid	69	80	$ 78
10.0 % First Priority Secured Notes Due 2019 [Member]
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities
Amortization of original issue discount (note 7)	1,178	1,082
Cash Flows from Financing Activities
Proceeds from issuance of secured notes (note 7)		413,700
Series A Preferred Shares [Member]
Adjustments to Reconcile Net (Loss) Income to Net Cash Provided by Operating Activities
Gain on redemption of Series A Preferred Shares (note 11)		(8,576)
Cash Flows from Financing Activities
Redemption of Series A Preferred Shares (note 11)		(36,400)
Series B Preferred Shares [Member]
Cash Flows from Financing Activities
Net proceeds from issuance of Series B Preferred Shares (note 11)		33,892
Series B Preferred Shares - dividends paid (note 11)	(3,062)	$ (1,114)
Class A Common Stock [Member]
Cash Flows from Financing Activities
Class A Common Shares - dividends paid (note 11)	$ (9,508)